LEASES - Statement of Income impact of leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Financial interest	$ 113,815	$ 111,349	$ 111,556
Expenses depreciation	229,665	212,861	$ 190,819
Effect of changes in foreign exchange rate	62	416
Short-term leases	1,938	2,281
Leases for which the underlying asset is of low value	7,212	11,597
Variable payments	7,577	6,048
Interest expense on lease liabilities	9,360	12,161
Buildings
LEASES
Financial interest	109,800	107,002
Expenses depreciation	198,156	175,538
Effect of changes in foreign exchange rate	62	416
Short-term leases	983	872
Leases for which the underlying asset is of low value	235	208
Variable payments	7,577	6,048
Vehicles
LEASES
Financial interest	40	13
Expenses depreciation	13,918	17,540
Short-term leases	51	394
Leases for which the underlying asset is of low value		55
Computer equipment
LEASES
Financial interest	3,907	4,289
Expenses depreciation	17,043	18,717
Leases for which the underlying asset is of low value	6,545	8,649
Furniture and fixtures
LEASES
Financial interest	68	45
Expenses depreciation	548	1,066
Short-term leases	904	1,015
Leases for which the underlying asset is of low value	$ 432	$ 2,685